Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Notes to Consolidated Financial Statements [Abstract]
Summary of Finance Costs	2021 2020 Interest expense Short-term debt 60 50 Long-term debt 415 392 Lease liabilities (Note 19) 33 34 COVID-19 related ‐ 19 Loss on early extinguishment of debt (Note 18) 142 ‐ Unwinding of discount on asset retirement obligations (Note 22) (9) 33 Interest on net defined benefit pension and other post-retirement plan obligations (Note 21) 9 13 Borrowing costs capitalized to property, plant and equipment (29) (20) Interest income (8) (1) 613 520